Schedule of Investments (unaudited) July 31, 2019	iShares® Yield Optimized Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 9.9%
iShares Agency Bond ETF(a)	63,914	$7,353,306

International Fixed Income — 10.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)(b)	66,583	7,569,155

Investment Grade Bonds — 50.3%
iShares Floating Rate Bond ETF(a)(b)	39,426	2,008,360
iShares Intermediate-Term Corporate Bond ETF(a)	394,635	22,494,195
iShares Long-Term Corporate Bond ETF(a)	110,161	7,054,710
iShares Short-Term Corporate Bond ETF(a)(b)	111,875	5,970,769

		37,528,034

Mortgage-Backed Securities — 9.9%
iShares MBS ETF(a)	68,416	7,370,456

Non-Investment Grade Bonds — 19.8%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	169,879	14,767,581

Total Investment Companies — 100.0% (Cost: $73,328,709)		74,588,532

Security	Shares	Value

Short-Term Investments

Money Market Funds — 25.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(a)(c)(d)	18,961,476	$18,970,957
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(c)	10,000	10,000

		18,980,957

Total Short-Term Investments — 25.4% (Cost: $18,979,485)		18,980,957

Total Investments in Securities — 125.4% (Cost: $92,308,194)		93,569,489

Other Assets, Less Liabilities — (25.4)%		(18,965,221)

Net Assets — 100.0%		$74,604,268

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,719,468	11,242,008	(a)	—	18,961,476	$18,970,957	$43,177	(b)	$963	$727
BlackRock Cash Funds: Treasury, SL Agency Shares	7,030	2,970	(a)	—	10,000	10,000	413		—	—
iShares 1-3 Year Treasury Bond ETF	42,240	1,413		(43,653)	—	—	21,460		11,874	12,339
iShares Agency Bond ETF	—	64,997		(1,083)	63,914	7,353,306	47,084		3,093	114,315
iShares Floating Rate Bond ETF	—	40,094		(668)	39,426	2,008,360	7,831		47	9
iShares iBoxx $ High Yield Corporate Bond ETF	81,520	108,598		(20,239)	169,879	14,767,581	319,537		(82,658)	265,133
iShares Intermediate-Term Corporate Bond ETF	197,122	249,167		(51,654)	394,635	22,494,195	346,961		(31,669)	1,081,104
iShares J.P. Morgan USD Emerging Markets Bond ETF	32,786	42,365		(8,568)	66,583	7,569,155	174,984		(70,611)	417,398
iShares Long-Term Corporate Bond ETF	52,427	89,283		(31,549)	110,161	7,054,710	104,299		(94,274)	568,304
iShares MBS ETF	33,743	43,193		(8,520)	68,416	7,370,456	84,143		(2,783)	202,004
iShares Short-Term Corporate Bond ETF	75,872	117,938		(81,935)	111,875	5,970,769	104,486		17,456	132,996

						$93,569,489	$1,254,375		$(248,562)	$2,794,329

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Yield Optimized Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$74,588,532	$—	$—	$74,588,532
Money Market Funds	18,980,957	—	—	18,980,957

	$93,569,489	$—	$—	$93,569,489

2